Related Party Transactions (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Related Party Transactions [Abstract]
Rental income charged from EESQAURE	$ 9,173
Rental expense charged by WWI	45,790	28,836
Interest expense charged by Dmedia	1,744	3,116
Consulting fee paid to Louis Giordimaina		222,246
Legal fee paid to WISD		$ 10,779